Share-Based Payments - Disclosure of Details of Breakdown of the Closing Balance BSAX (Detail) - BSAX [Member]	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	1,036	1,036	1,036
Exercisable		1,036	1,036